SUBSEQUENT EVENTS (Details)	Feb. 04, 2021 USD ($) item	Feb. 09, 2021 USD ($)	Nov. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)
Subsequent Event [Line Items]
Principal amount			$ 971,820,000	$ 972,205,000
Subsequent Event | Executive Severance Plan
Subsequent Event [Line Items]
Number of times on base salary and target bonus | item	1
Coverage premiums period	18 months
Number of times on base salary and target bonus opportunity plus the same pro-rate bonus and COBRA reimbursement | item	2
Covenant Lite Term Loans | Subsequent Event
Subsequent Event [Line Items]
Principal amount	$ 525,000,000
Amount of revolver	$ 75,000,000
Amounts have been drawn on the revolver		$ 0